WARRANT LIABILITY	12 Months Ended
Dec. 31, 2011
WARRANT LIABILITY
WARRANT LIABILITY

NOTE 9 WARRANT LIABILITY

        Pursuant to the terms of the Investment Agreements, the Plan Sponsors and Blackstone were issued, on the Effective Date, 120 million warrants (the "Warrants") to purchase common stock of GGP. Below is a summary of the Warrants received by the Plan Sponsors and Blackstone.

Warrant Holder	Number of Warrants	Exercise Price
Brookfield Investor	57,500,000	$10.75
Blackstone—B	2,500,000	10.75
Fairholme	41,070,000	10.50
Pershing Square	16,430,000	10.50
Blackstone—A	2,500,000	10.50

	120,000,000

        The Warrants were fully vested upon issuance and the exercise prices are subject to adjustment for future dividends, stock dividends, distribution of assets, stock splits or reverse splits of our common stock or certain other events. As a result of these investment provisions, as of the record date of our common stock dividends, the number of shares issuable upon exercise of the outstanding Warrants was increased as follows:

		Exercise Price
Record Date	Issuable Shares	Brookfield Investor and Blackstone	Fairholme, Pershing Square and Blackstone
December 30, 2010	123,144,000	$10.48	$10.23
April 15, 2011	123,960,000	10.41	10.16
July 15, 2011	124,704,000	10.34	10.10
December 30, 2011	131,748,000	9.79	9.56

        As a result of the RPI distribution, the exercise price of the Warrants were adjusted by $0.3943 for the Brookfield Investor and Blackstone and by $0.3852 for the Fairholme, Pershing Square and Blackstone, on the record date of December 30, 2011, and the total number of issuable shares was 131,748,000.

        Each GGP Warrant has a term of seven years and expires on November 9, 2017. The Brookfield Investor Warrants and the Blackstone (A and B) Investor Warrants are immediately exercisable, while the Fairholme Warrants and the Pershing Square Warrants will be exercisable (for the initial 6.5 years from the Effective Date) only upon 90 days prior notice. No Warrants were exercised during the year ended December 31, 2011.

        The estimated fair value of the Warrants was $986.0 million on December 31, 2011 and $1.04 billion on December 31, 2010 and is recorded as a liability as the holders of the Warrants could require GGP to settle such warrants in cash in the circumstance of a subsequent change of control. Subsequent to the Effective Date, changes in the fair value of the Warrants have been and will continue to be recognized in earnings. The fair value of the Warrants was estimated using the Black Scholes option pricing model using our stock price and Level 3 inputs (Note 3). The following table summarizes the estimated fair value of the Warrants and significant assumptions used in the valuation as of December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010
	(Dollars in thousands, except for share amounts)
Warrant liability	$985,962	$1,041,004
GGP stock price per share	$15.02	$15.48
Implied volatility	37%	38%
Warrant term	5.86	6.86

        The following table summarizes the change in fair value of the Warrant liability which is measured on a recurring basis:

(In thousands)
Balance at November 10, 2010	$835,752
Warrant liability adjustment	205,252

Balance at December 31, 2010	1,041,004
Warrant liability adjustment	(55,042)

Balance at December 31, 2011	$985,962